Vessels, Net, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Vessel Cost
Vessel Cost, Beginning Balance	$ 1,012,604	$ 930,011
Transfers from Advances for vessel acquisitions and vessel under construction	148,307	82,593
Vessel Cost,Ending Balance	1,160,911	1,012,604	930,011
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	(157,404)	(120,010)
Depreciation	(43,084)	(37,394)	(32,250)
Accumulated Depreciation, Ending Balance	(200,488)	(157,404)	(120,010)
Net Book Value
Net Book Value, Beginning Balance	855,200	810,001
Transfers from Advances for vessel acquisitions and vessel under construction	148,307	82,593
Depreciation	(43,084)	(37,394)	(32,250)
Net Book Value, Ending Balance	960,423	855,200	810,001
Property Plant And Equipment Collateral For Debt	$ 960,423